UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual  Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Steven Lentz
Faegre  & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

FORM N-Q

Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 84.7%

Capital Goods 9.9%
Cummins, Inc.	6,877	$175,020
EMCOR Group, Inc. *	18,253	313,404
McDermott International, Inc. *	12,552	168,071
		656,495

Consumer Services 3.3%
Matthews International Corp.	7,555	217,660

Diversified Financials 2.6%
Federated Investors, Inc.	7,811	173,873

Energy 8.2%
CARBO Ceramics, Inc.	7,535	214,295
Enerplus Resources Fund	10,165	166,401
General Maritime Corp.	23,392	163,744
		544,440

Food & Staples Retailing 3.5%
Weis Markets, Inc.	7,370	228,765

Food, Beverage & Tobacco 4.3%
J.M. Smucker Co. (The)	7,699	286,942

Health Care Equipment & Services 11.4%
C.R. Bard, Inc.	3,579	285,318
HLTH Corp. *	27,107	280,557
Varian Medical Systems, Inc. *	6,061	184,497
		750,372

Insurance 3.4%
Mercury General Corp.	7,619	226,284

Materials 13.2%
CF Industries Holdings, Inc.	3,073	218,582
FMC Corp.	5,124	221,049
Sociedad Quimica y Minera de Chile SA (American Depositary Receipt)	6,151	163,371
Southern Copper Corp.	15,509	270,167
		873,169

Media 6.1%
Marvel Entertainment, Inc. *	7,224	191,797
Meredith Corp.	12,605	209,747
		401,544

Software & Services 3.4%
Micros Systems, Inc. *	12,090	226,688

Technology Hardware & Equipment 4.3%
Western Digital Corp. *	14,751	285,284

Transportation 4.3%
Kirby Corp. *	10,623	282,997

Utilities 6.8%
Nicor, Inc.	5,288	175,720
Oneok, Inc.	12,005	271,673
		447,393

Total Common Stocks (Cost $7,186,820)		5,601,906

	Principal Amount	Value
CORPORATE BOND 3.5%

Health Care Equipment & Services 3.5%
WebMD Corp. 1.75%, 6/15/2023 Callable: 6/20/2010	250,000	$233,125

Total Corporate Bonds (Cost $203,389)		233,125

	Shares
LIMITED PARTNERSHIP INTERESTS 5.5%
Consumer Services 2.7%
Cedar Fair LP	18,933	175,888

Materials 2.8%
Terra Nitrogen Co. LP	1,286	183,898

Total Limited Partnership Interests (Cost $447,223)		359,786

	Principal Amount
SHORT TERM INVESTMENT 7.0%
Federated Prime Obligations, 0.61%	464,816	464,816

Total Short Term Investments (Cost $464,816)		464,816

Total Investments 100.7% (Cost $8,302,248)		6,659,633
Liabilities less Other Assets (0.7)%		(46,810)

Net Assets 100.0%		$6,612,823

* Non-income producing

 See notes to the Schedule of Investments

Notes to Schedule of Investments.

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”).  Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser.  The Fund commenced investment operations at the close of business December 29, 2006.  Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by 9th Street Holdings, Inc.

Investment Valuation
Securities listed on the U.S. stock exchanges or the NASDAQ ® Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded in the over-the-counter market are valued at their current bid price.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Tax Information
At March 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,296,076

Gross unrealized appreciation	$299,102
Gross unrealized depreciation	(1,935,545)

Net unrealized depreciation	$(1,636,443)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 3/31/2009:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$6,426,508
Level 2 – Other Significant Observable Inputs	$233,125
Level 3 – Significant Unobservable Inputs	0
Total	$6,659,633

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	5/28/09

By:	/s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date:	5/28/09

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)